UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2015

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Chartwell Small Cap Value Fund
 (Class A: CWSVX)
(Class I: CWSIX)

Chartwell Short Duration High Yield Fund
(Class A: CWFAX)
(Class I: CWFIX)

SEMI-ANNUAL REPORT
April 30, 2015

Chartwell Small Cap Value Fund
Chartwell Short Duration High Yield Fund
Each a series of Investment Managers Series Trust

Table of Contents

Chartwell Small Cap Value Fund
Schedule of Investments	1
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Chartwell Short Duration High Yield Fund
Schedule of Investments	10
Statement of Assets and Liabilities	14
Statement of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights	17
Notes to Financial Statements	19
Expense Examples	26

This report and the financial statements contained herein are provided for the general information of the shareholders of the Chartwell Funds.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.chartwellmutualfunds.com

Chartwell Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 98.5%
	BASIC MATERIALS – 4.0%
105,227	Calgon Carbon Corp.	$2,334,987
37,705	Innophos Holdings, Inc.	1,992,332
22,522	Minerals Technologies, Inc.	1,525,415
		5,852,734

	COMMUNICATIONS – 2.2%
28,481	Anixter International, Inc.*	2,010,759
42,630	FTD Cos., Inc.*	1,216,660
		3,227,419

	CONSUMER, CYCLICAL – 9.9%
7,970	Casey's General Stores, Inc.	654,975
33,751	G&K Services, Inc. - Class A	2,382,821
101,910	Knoll, Inc.	2,320,491
19,750	Oxford Industries, Inc.	1,569,137
45,880	Rush Enterprises, Inc. - Class A*	1,199,303
101,345	Stage Stores, Inc.	1,956,972
54,880	United Stationers, Inc.	2,228,677
71,365	Wolverine World Wide, Inc.	2,193,046
		14,505,422

	CONSUMER, NON-CYCLICAL – 15.6%
21,310	Analogic Corp.	1,800,695
64,740	Cardtronics, Inc.*	2,442,640
33,236	Greatbatch, Inc.*	1,792,085
58,307	Haemonetics Corp.*	2,363,183
32,020	Matthews International Corp. - Class A	1,553,931
113,690	Snyder's-Lance, Inc.	3,357,266
31,401	TreeHouse Foods, Inc.*	2,551,645
112,575	TrueBlue, Inc.*	3,239,908
55,600	VWR Corp.*	1,475,624
43,650	West Pharmaceutical Services, Inc.	2,325,672
		22,902,649

	ENERGY – 3.1%
46,891	Bristow Group, Inc.	2,913,338
72,975	Gulfmark Offshore, Inc. - Class A	1,095,355
237,380	Key Energy Services, Inc.*	579,207
		4,587,900

	FINANCIAL – 31.6%
88,493	American Equity Investment Life Holding Co.	2,384,886
56,809	Argo Group International Holdings Ltd.[1]	2,783,073
137,715	BBCN Bancorp, Inc.	1,954,176
56,075	Chesapeake Lodging Trust - REIT	1,780,381
79,575	Columbia Banking System, Inc.	2,363,378

Chartwell Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
96,425	CVB Financial Corp.	$1,509,051
46,487	DuPont Fabros Technology, Inc.	1,448,070
58,371	Education Realty Trust, Inc. - REIT	1,962,433
80,410	First Industrial Realty Trust, Inc. - REIT	1,586,489
105,850	First Midwest Bancorp, Inc.	1,810,035
129,497	FNB Corp.	1,718,425
94,076	Healthcare Realty Trust, Inc. - REIT	2,408,346
73,262	Kite Realty Group Trust - REIT	1,919,465
22,144	Mid-America Apartment Communities, Inc. - REIT	1,652,164
49,050	PacWest Bancorp	2,212,155
52,300	Pinnacle Financial Partners, Inc.	2,492,095
24,592	PS Business Parks, Inc. - REIT	1,877,599
92,277	Selective Insurance Group, Inc.	2,485,942
37,225	South State Corp.	2,520,877
32,730	UMB Financial Corp.	1,629,627
113,998	Umpqua Holdings Corp.	1,939,106
49,290	United Bankshares, Inc.	1,852,318
103,175	United Community Banks, Inc.	1,920,087
		46,210,178

	INDUSTRIAL – 18.5%
69,115	Altra Industrial Motion Corp.	1,822,563
60,175	Barnes Group, Inc.	2,413,017
44,857	CLARCOR, Inc.	2,915,705
34,568	EnPro Industries, Inc.	2,212,698
77,990	ESCO Technologies, Inc.	2,862,233
117,595	Fabrinet*1	2,129,645
44,075	Franklin Electric Co., Inc.	1,593,752
39,966	GATX Corp.	2,174,150
59,430	Generac Holdings, Inc.*	2,477,637
101,550	Harsco Corp.	1,632,924
21,055	Knight Transportation, Inc.	608,489
64,140	Plexus Corp.*	2,761,227
15,832	Zebra Technologies Corp. - Class A*	1,457,811
		27,061,851

	TECHNOLOGY – 6.5%
139,175	Acxiom Corp.*	2,429,996
60,774	Diodes, Inc.*	1,623,881
63,612	Progress Software Corp.*	1,679,357
200,355	Silicon Graphics International Corp.*	1,624,879
85,482	SYKES Enterprises, Inc.*	2,139,614
		9,497,727

Chartwell Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UTILITIES – 7.1%
42,814	Avista Corp.	$1,396,593
31,012	Black Hills Corp.	1,528,582
51,707	Cleco Corp.	2,810,275
48,845	El Paso Electric Co.	1,817,522
55,663	NorthWestern Corp.	2,899,486
		10,452,458

	TOTAL COMMON STOCKS (Cost $141,954,325)	144,298,338

	SHORT-TERM INVESTMENTS – 1.4%
1,990,546	Fidelity Institutional Government Portfolio, 0.01%[2]	1,990,546

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,990,546)	1,990,546

	TOTAL INVESTMENTS – 99.9% (Cost $143,944,871)	146,288,884
	Other Assets in Excess of liabilities – 0.1%	128,754

	TOTAL NET ASSETS – 100.0%	$146,417,638

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Chartwell Small Cap Value Fund
SUMMARY OF INVESTMENTS
As of April 30, 2015 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financial	31.6%
Industrial	18.5%
Consumer, Non-cyclical	15.6%
Consumer, Cyclical	9.9%
Utilities	7.1%
Technology	6.5%
Basic Materials	4.0%
Energy	3.1%
Communications	2.2%
Total Common Stocks	98.5%
Short-Term Investments	1.4%
Total Investments	99.9%
Other Assets in Excess of liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Chartwell Small Cap Value Fund
STATEMENT OF ASSETS AND LIABILITIES
As of April 30, 2015  (Unaudited)

Assets:
Investments, at value (cost $143,944,871)	$146,288,884
Receivables:
Investment securities sold	846,689
Fund shares sold	106,198
Dividends and interest	81,616
Prepaid expenses	50,454
Total assets	147,373,841

Liabilities:
Payables:
Investment securities purchased	726,702
Fund shares redeemed	40,897
Advisory fees	65,940
Shareholder servicing fees (Note 8)	1,110
Distribution fees (Note 7)	267
Transfer agent fees and expenses	67,684
Fund administration fees	21,122
Fund accounting fees	14,799
Auditing fees	8,819
Accrued other expenses	5,684
Chief Compliance Officer fees	1,184
Trustees' fees and expenses	1,057
Custody fees	938
Total liabilities	956,203

Net Assets	$146,417,638

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$141,948,286
Accumulated net investment income	255,098
Accumulated net realized gain on investments	1,870,241
Net unrealized appreciation on investments	2,344,013
Net Assets	$146,417,638

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$404,261
Shares of beneficial interest issued and outstanding	25,755
Redemption price*	15.70
Maximum sales charge (5.75% of offering price)**	0.96
Maximum offering price to public	$16.66

Class I Shares:
Net assets applicable to shares outstanding	$146,013,377
Shares of beneficial interest issued and outstanding	9,245,705
Redemption price	$15.79

*	No sales charge applies on investments of $1 million or more, but a Contingent Deferred Sales Charge (“CDSC”) of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.
**	On sales of $25,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

Chartwell Small Cap Value Fund
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2015 (Unaudited)

Investment Income:
Dividends	$1,232,422
Interest	120
Total investment income	1,232,542

Expenses:
Advisory fees	697,643
Transfer agent fees and expenses	161,176
Fund administration fees	75,445
Registration fees	45,461
Fund accounting fees	32,418
Miscellaneous	13,363
Auditing fees	8,669
Shareholder reporting fees	8,617
Custody fees	7,148
Legal fees	4,801
Chief Compliance Officer fees	3,310
Trustees' fees and expenses	2,965
Insurance fees	599
Distribution fees (Note 7)	470
Shareholder servicing fees (Note 8)	188

Total expenses	1,062,273
Advisory fees waived	(329,430)
Net expenses	732,843
Net investment income	499,699

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	1,990,598
Net change in unrealized appreciation/depreciation on investments	(3,185,346)
Net realized and unrealized loss on investments	(1,194,748)

Net Decrease in Net Assets from Operations	$(695,049)

See accompanying Notes to Financial Statements.

Chartwell Small Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six	For the Year
	Months Ended	Ended
	April 30, 2015	October 31,
	(Unaudited)	2014
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$499,699	$330,821
Net realized gain on investments	1,990,598	2,918,374
Net change in unrealized appreciation/depreciation on investments	(3,185,346)	2,746,679
Net increase (decrease) in net assets resulting from operations	(695,049)	5,995,874

Distributions to Shareholders:
From net investment income:
Class A	-	(28,920)
Class I	(421,511)	(11,202)
From net realized gain
Class A	(10,025)	(376,395)
Class I	(3,168,859)	(120,390)
Total distributions to shareholders	(3,600,395)	(536,907)

Capital Transactions:
Net proceeds from shares sold:
Class A	316,240	109,226,549
Class I	22,113,398	133,719,381
Reinvestment of distributions:
Class A	9,241	404,556
Class I	3,408,356	8,741
Cost of shares redeemed:
Class A1	(210,151)	(125,386,446)
Class I2	(11,308,949)	(5,813,074)
Net increase in net assets from capital transactions	14,328,135	112,159,707

Total increase in net assets	10,032,691	117,618,674

Net Assets:
Beginning of period	136,384,947	18,766,273
End of period	$146,417,638	$136,384,947

Accumulated net investment income	$255,098	$176,910

Capital Share Transactions:
Shares sold:
Class A	19,766	6,984,100
Class I	1,384,198	8,415,084
Shares reinvested:
Class A	593	27,061
Class I	217,370	582
Shares redeemed:
Class A	(13,419)	(7,920,907)
Class I	(705,223)	(374,019)
Net increase in capital share transactions	903,285	7,131,901

[1]	Net of redemption fee proceeds of $0 and $14,604, respectively.
[2]	Net of redemption fee proceeds of $1,722 and $18,155, respectively.

See accompanying Notes to Financial Statements.

Chartwell Small Cap Value Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2015 (Unaudited)		For the Year Ended October 31, 2014	For the Year Ended October 31, 2013		For the Period November 9, 2011* through October 31, 2012
Net asset value, beginning of period	$16.16		$15.16	$11.09		$10.00
Income from Investment Operations:
Net investment income [1]	0.03		0.04	0.02		-	[2]
Net realized and unrealized gain (loss) on investments	(0.11)		1.37	4.05		1.05
Total from investment operations	(0.08)		1.41	4.07		1.05

Less Distributions:
From net investment income	-		(0.03)	-		-
From net realized gain	(0.38)		(0.39)	-		-
Total distributions	(0.38)		(0.42)	-		-

Redemption fee proceeds	-		0.01	-	[2]	0.04

Net asset value, end of period	$15.70		$16.16	$15.16		$11.09

Total return[3]	(0.49)%	[4]	9.58%	36.70%		10.90%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$404		$304	$14,081		$5,837

Ratio of expenses to average net assets:
Before fees waived and other expenses absorbed	2.04%	[5]	1.95%	3.52%	[6]	24.11%	[5]
After fees waived and other expenses absorbed	1.40%	[5]	1.39%	1.41%	[6]	1.40%	[5,7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and other expenses absorbed	(0.28)%	[5]	(0.33)%	(1.92)%		(22.69)%	[5]
After fees waived and other expenses absorbed	0.36%	[5]	0.23%	0.19%		0.02%	[5]

Portfolio turnover rate	13%	[4]	157%	25%		25%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $25,000 or more. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions of $1 million or more that are made within 12 months of the date or purchase. If the sales load and CDSC were included, total returns would be lower. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	Includes excise tax expense. If this expense was excluded, the ratio of expenses to average net assets before fees waived would have been 3.51%; the ratio of expenses to average net assets after fees waived would have been 1.40%.
[7]	Effective March 16, 2012, the Small Cap Value Fund's Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual Fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.40% of average daily net assets of the Fund.

See accompanying Notes to Financial Statements.

Chartwell Small Cap Value Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2015 (Unaudited)		For the Year Ended October 31, 2014	For the Year Ended October 31, 2013		For the Period March 16, 2012* through October 31, 2012
Net asset value, beginning of period	$16.30		$15.23	$11.11		$11.28
Income from Investment Operations:
Net investment income[1]	0.06		0.09	0.07		0.02
Net realized and unrealized gain (loss) on investments	(0.14)		1.40	4.05		(0.19)
Total from investment operations	(0.08)		1.49	4.12		(0.17)

Less Distributions:
From net investment income	(0.05)		(0.04)	-		-
From net realized gain	(0.38)		(0.39)	-		-
Total distributions	(0.43)		(0.43)	-		-

Redemption fee proceeds	-	[2]	0.01	-		-

Net asset value, end of period	$15.79		$16.30	$15.23		$11.11

Total return	(0.48)%	[3]	10.06%	37.08%		(1.51)%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$146,013		$136,081	$4,685		$145

Ratio of expenses to average net assets:
Before fees waived and other expenses absorbed	1.52%	[4]	1.61%	3.17%	[5]	17.01%	[4]
After fees waived and other expenses absorbed	1.05%	[4]	1.05%	1.06%	[5]	1.05%	[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and other expenses absorbed	0.25%	[4]	(0.01)%	(1.58)%	[6]	(15.62)%	[4]
After fees waived and other expenses absorbed	0.72%	[4]	0.55%	0.53%	[6]	0.34%	[4]

Portfolio turnover rate	13%	[3]	157%	25%		25%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Not annualized.
[4]	Annualized.
[5]	Includes excise tax expense. If this expense was excluded, the ratio of expenses to average net assets before fees waived would have been 3.16%; the ratio of expenses to average net assets after fees waived would have been 1.05%.
[6]	Includes excise tax expense. If this expense was excluded, the ratio of net investment income (loss) to average net assets before fees waived would have been (1.57%); the ratio of net investment income (loss) to average net assets after fees waived would have been 0.54%.

See accompanying Notes to Financial Statements.

Chartwell Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS – 93.2%
	BASIC MATERIALS – 3.0%
$500,000	Commercial Metals Co. 6.500%, 7/15/2017	$527,500

	COMMUNICATIONS – 15.9%
400,000	CenturyLink, Inc. 6.000%, 4/1/2017	427,000
400,000	CSC Holdings LLC 7.625%, 7/15/2018	452,000
400,000	DISH DBS Corp. 7.125%, 2/1/2016	414,000
400,000	Frontier Communications Corp. 8.250%, 4/15/2017	442,000
300,000	Gannett Co., Inc. 7.125%, 9/1/2018[1]	310,125
500,000	Sprint Communications, Inc. 9.000%, 11/15/2018[2]	568,905
160,000	Windstream Corp. 7.875%, 11/1/2017	172,800
		2,786,830
	CONSUMER, CYCLICAL – 5.5%
170,000	General Motors Financial Co., Inc. 4.750%, 8/15/2017	179,346
400,000	Jarden Corp. 7.500%, 5/1/2017	441,500
315,000	L Brands, Inc. 6.900%, 7/15/2017	346,894
		967,740
	CONSUMER, NON-CYCLICAL – 19.0%
400,000	ACCO Brands Corp. 6.750%, 4/30/2020[1]	421,000
500,000	ADT Corp. 4.125%, 4/15/2019	507,800
400,000	Centene Corp. 5.750%, 6/1/2017	424,000
400,000	CHS/Community Health Systems, Inc. 5.125%, 8/15/2018[1]	415,000
400,000	RR Donnelley & Sons Co. 8.600%, 8/15/2016	431,000
350,000	Service Corp. International 7.000%, 6/15/2017	383,250
500,000	Tenet Healthcare Corp. 6.250%, 11/1/2018	541,125

Chartwell Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
$200,000	Universal Health Services, Inc. 7.125%, 6/30/2016	$212,500
		3,335,675
	ENERGY – 12.3%
500,000	Chesapeake Energy Corp. 7.250%, 12/15/2018	537,500
500,000	PBF Holding Co. LLC / PBF Finance Corp. 8.250%, 2/15/2020[1]	530,000
500,000	Peabody Energy Corp. 6.000%, 11/15/2018	394,062
500,000	Sabine Pass LNG LP 7.500%, 11/30/2016	533,125
155,000	WPX Energy, Inc. 5.250%, 1/15/2017	159,650
		2,154,337
	FINANCIAL – 17.8%
400,000	Aircastle Ltd. 6.750%, 4/15/2017[3]	430,000
285,000	ARC Properties Operating Partnership LP 3.000%, 2/6/2019[1]	275,606
500,000	CIT Group, Inc. 5.000%, 5/15/2017	517,500
300,000	GFI Group, Inc. 10.375%, 7/19/2018	332,250
500,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 4.875%, 3/15/2019[1]	509,450
500,000	International Lease Finance Corp. 8.750%, 3/15/2017	555,550
500,000	NewStar Financial, Inc. 7.250%, 5/1/2020[1,2]	506,250
		3,126,606
	INDUSTRIAL – 16.5%
400,000	CNH Industrial Capital LLC 6.250%, 11/1/2016	420,000
400,000	Greif, Inc. 6.750%, 2/1/2017	426,000
345,000	Harsco Corp. 5.750%, 5/15/2018	358,800
410,000	Masco Corp. 6.125%, 10/3/2016	432,755
375,000	Owens-Brockway Glass Container, Inc. 7.375%, 5/15/2016	395,625

Chartwell Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	INDUSTRIAL (Continued)
$375,000	SPX Corp. 6.875%, 9/1/2017	$408,750
500,000	Teekay Offshore Partners LP/Teekay Offshore Finance Corp. 6.000%, 7/30/2019[3]	448,750
		2,890,680
	UTILITIES – 3.2%
500,000	NRG Energy, Inc. 7.625%, 1/15/2018	553,750

	TOTAL CORPORATE BONDS (Cost $16,487,480)	16,343,118

Number of Shares

	SHORT-TERM INVESTMENTS – 18.7%
3,285,165	Fidelity Institutional Government Portfolio, 0.01%[4]	3,285,165

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,285,165)	3,285,165

	TOTAL INVESTMENTS – 111.9% (Cost $19,772,645)	19,628,283
	Liabilities in Excess of Other Assets – (11.9)%	(2,086,326)

	TOTAL NET ASSETS – 100.0%	$17,541,957

LP – Limited Partnership

[1]	Callable.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.
[3]	Foreign security denominated in U.S. Dollars.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Chartwell Short Duration High Yield Fund
SUMMARY OF INVESTMENTS
As of April 30, 2015 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Corporate Bonds
Consumer, Non-cyclical	19.0%
Financial	17.8%
Industrial	16.5%
Communications	15.9%
Energy	12.3%
Consumer, Cyclical	5.5%
Utilities	3.2%
Basic Materials	3.0%
Total Corporate Bonds	93.2%
Short-Term Investments	18.7%
Total Investments	111.9%
Liabilities in Excess of Other Assets	(11.9)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Chartwell Short Duration High Yield Fund
STATEMENT OF ASSETS AND LIABILITIES
As of April 30, 2015 (Unaudited)

Assets:
Investments, at value (cost $19,772,645)	$19,628,283
Receivables:
Investment securities sold	100,665
Dividends and interest	265,863
Prepaid expenses	19,881
Prepaid offering costs	5,166
Total assets	20,019,858

Liabilities:
Payables:
Investment securities purchased	2,398,123
Shareholder servicing fees (Note 8)	853
Distribution fees (Note 7)	283
Offering costs - Advisor	32,747
Auditing fees	18,628
Fund accounting fees	9,624
Transfer agent fees and expenses	8,537
Fund administration fees	6,152
Chief Compliance Officer fees	1,307
Trustees' fees and expenses	457
Custody fees	343
Accrued other expenses	847
Total liabilities	2,477,901

Net Assets	$17,541,957

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$17,650,233
Accumulated net investment income	127
Accumulated net realized gain on investments	35,959
Net unrealized depreciation on investments	(144,362)
Net Assets	$17,541,957

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$1,392,751
Number of shares issued and outstanding	140,682
Redemption price*	9.90
Maximum sales charge (5.75% of offering price)**	0.60
Maximum offering price to public	$10.50

Class I Shares:
Net assets applicable to shares outstanding	$16,149,206
Shares of beneficial interest issued and outstanding	1,631,437
Redemption price	$9.90

*	No sales charge applies on investments of $1 million or more, but a Contingent Deferred Sales Charge (“CDSC”) of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.
**	On sales of $25,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

Chartwell Short Duration High Yield Fund
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2015 (Unaudited)

Investment Income:
Interest	$214,919
Total investment income	214,919

Expenses:
Advisory fees	32,186
Fund administration fees	20,521
Fund accounting fees	20,506
Registration fees	17,427
Transfer agent fees and expenses	16,701
Auditing fees	13,893
Legal fees	13,000
Offering costs	12,183
Chief Compliance Officer fees	4,624
Custody fees	3,900
Miscellaneous	2,727
Distribution fees (Note 7)	1,708
Trustees' fees and expenses	1,679
Shareholder servicing fees (Note 8)	683
Shareholder reporting fees	519
Insurance fees	479

Total expenses	162,736
Advisory fees waived	(32,186)
Other expenses absorbed	(107,605)
Net expenses	22,945
Net investment income	191,974

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	32,991
Net change in unrealized appreciation/depreciation on investments	(64,224)
Net realized and unrealized loss on investments	(31,233)

Net Increase in Net Assets from Operations	$160,741

See accompanying Notes to Financial Statements.

Chartwell Short Duration High Yield Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2015 (Unaudited)	For the Period July 15, 2014* through October 31, 2014
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$191,974	$89,609
Net realized gain on investments	32,991	2,968
Net change in unrealized appreciation/depreciation on investments	(64,224)	(80,138)
Net increase in net assets resulting from operations	160,741	12,439

Distributions to Shareholders:
From net investment income:
Class A	(18,670)	(8,995)
Class I	(173,358)	(80,433)
Total distributions to shareholders	(192,028)	(89,428)

Capital Transactions:
Net proceeds from shares sold:
Class A	29,500	1,350,000
Class I	5,829,907	10,568,320
Reinvestment of distributions:
Class A	18,670	8,995
Class I	173,358	80,433
Cost of shares redeemed
Class A1	(3,842)	(235)
Class I2	(404,873)	-
Net increase in net assets from capital transactions	5,642,720	12,007,513

Total increase in net assets	5,611,433	11,930,524

Net Assets:
Beginning of period	11,930,524	-
End of period	$17,541,957	$11,930,524

Accumulated net investment income	$127	$181

Capital Share Transactions:
Shares sold:
Class A	2,971	135,323
Class I	588,138	1,058,755
Shares reinvested:
Class A	1,892	908
Class I	17,571	8,116
Shares redeemed
Class A	(388)	(24)
Class I	(41,143)	-
Net increase in capital share transactions	569,041	1,203,078

*	Commencement of operations.
[1]	Net of redemption fee proceeds of $0 and $0, respectively.
[2]	Net of redemption fee proceeds of $0 and $0, respectively.

See accompanying Notes to Financial Statements.

Chartwell Short Duration High Yield Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2015 (Unaudited)		For the Period July 15, 2014* through October 31, 2014
Net asset value, beginning of period	$9.92		$10.00
Income from Investment Operations:
Net investment income[1]	0.14		0.09
Net realized and unrealized loss on investments	(0.03)		(0.09)
Total from investment operations	0.11		0.00

Less Distributions:
From net investment income	(0.13)		(0.08)

Remption fee proceeds[1]	-		-

Net asset value, end of period	$9.90		$9.92

Total return[2]	1.16%	[3]	0.02%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,393		$1,351

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.84%	[4]	3.08%	[4]
After fees waived and expenses absorbed	0.49%	[4,5]	0.00%	[4,5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.50%	[4]	(0.20)%	[4]
After fees waived and expenses absorbed	2.85%	[4]	2.88%	[4]
Portfolio turnover rate	26%	[3]	5%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $25,000 or more. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions of $1 million or more that are made within 12 months of the date or purchase. If the sales load and CDSC were included, total returns would be lower. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	The Advisor waived its investment advisory fees and paid all of the Short Duration High Yield Fund’s operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) through January 15, 2015. For the period January 16, 2015 through March 6, 2015, the Advisor agreed to an initial expense limitation which increased by 0.02% per day until each class reached its respective full contractual expense limitations. Please see Note 3 for more information.

See accompanying Notes to Financial Statements.

Chartwell Short Duration High Yield Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2015 (Unaudited)		For the Period July 15, 2014* through October 31, 2014
Net asset value, beginning of period	$9.92		$10.00
Income from Investment Operations:
Net investment income[1]	0.15		0.09
Net realized and unrealized loss on investments	(0.03)		(0.09)
Total from investment operations	0.12		0.00

Less Distributions:
From net investment income	(0.14)		(0.08)

Remption fee proceeds[1]	-		-

Net asset value, end of period	$9.90		$9.92

Total return[2]	1.24%	[3]	0.02%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$16,149		$10,580

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.49%	[4]	2.78%	[4]
After fees waived and expenses absorbed	0.34%	[4,5]	0.00%	[4,5]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	0.85%	[4]	0.10%	[4]
After fees waived and expenses absorbed	3.00%	[4]	2.88%	[4]
Portfolio turnover rate	26%	[3]	5%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	The Advisor waived its investment advisory fees and paid all of the Short Duration High Yield Fund’s operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) through January 15, 2015. For the period January 16, 2015 through March 6, 2015, the Advisor agreed to an initial expense limitation which increased by 0.02% per day until each class reached its respective full contractual expense limitations. Please see Note 3 for more information.

See accompanying Notes to Financial Statements.

Chartwell Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2015 (Unaudited)

Note 1 – Organization
Chartwell Small Cap Value Fund (the ‘‘Small Cap Value Fund’’) and Chartwell Short Duration High Yield Fund (the ‘‘Short Duration High Yield Fund’’) (each a “Fund” and collectively the “Funds”) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Small Cap Value Fund is a diversified fund. The Short Duration High Yield Fund is a non-diversified fund.

The Small Cap Value Fund’s primary investment objective is to seek to achieve long-term capital appreciation. The Fund currently offers two classes of shares: Class A and Class I. The Fund’s Class A shares commenced investment operations on November 9, 2011. The Fund’s Class I shares commenced investment operations on March 16, 2012.

The Short Duration High Yield Fund’s primary investment objective is to seek income and long-term capital appreciation. The Fund commenced investment operations on July 15, 2014, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Chartwell Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2015 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The Short Duration High Yield Fund incurred offering costs of approximately $24,596, which are being amortized over a one-year period from July 15, 2014 (commencement of operations).

(c) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended April 30, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders
The Small Cap Value Fund will make distributions of net investment income and capital gains, if any, at least annually. The Short Duration High Yield Fund will make distributions of net investment income monthly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income expense and gain (loss) items for financial statement and tax purposes.

Chartwell Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2015 (Unaudited)

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Chartwell Investment Partners, Inc. (the “Advisor”). Under the terms of the Agreement, the Small Cap Value and Short Duration High Yield Funds pay a monthly investment advisory fee to the Advisor at the annual rate of 1.00% and 0.50%, respectively, of each Fund’s average daily net assets. The Advisor has contractually agreed to waive its fee and/or pay for operating expenses to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.40% and 1.05% of the average daily net assets of the Small Cap Value Fund’s Class A shares and Class I shares, respectively. This agreement is in effect until March 1, 2016, and it may be terminated before that date only by the Trust’s Board of Trustees. The Advisor has contractually agreed to waive its fee and/or pay for operating expenses to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.00% and 0.65% of the average daily net assets of the Short Duration High Yield Fund’s Class A shares and Class I shares, respectively. This agreement is in effect until March 1, 2016, and it may be terminated before that date only by the Trust’s Board of Trustees.

In addition, prior to January 15, 2015, the Advisor voluntarily waived its investment advisory fees and paid all of the Short Duration High Yield Fund’s operating expenses (with the same exclusions). For the period January 16, 2015 through March 6, 2015, the Advisor waived its investment advisory fees and paid the Short Duration High Yield Fund’s operating expenses thereafter to the extent necessary to limit the net total annual fund operating expenses (with the same exclusions) for each Class as follows (each an “Initial Expense Limitation”): the Initial Expense Limitation increased to 0.02% of a Class’ average daily net assets on January 16, 2015 and increased by a further 0.02% each day thereafter until a) the Initial Expense Limitation for Class I reached the full contractual expense limitation of 0.65% on February 17, 2015 and b) the Initial Expense Limitation for Class A reached the full contractual expense limitation of 1.00% on March 6, 2015. The Advisor will not seek recoupment of any advisory fees waived or expenses absorbed during such periods (the “Voluntary Limitations”).

For the six months ended April 30, 2015, the Advisor waived advisory fees totaling $329,430 for the Small Cap Value Fund. For the six months ended April 30, 2015, the Advisor also waived advisory fees and absorbed other expenses totaling $139,791 for the Short Duration High Yield Fund. Other than the Voluntary Limitations, the Advisor may recover from each Fund’s fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Advisor is permitted to seek reimbursement from the Funds for a period of three fiscal years following the year in which such reimbursements occurred. The Advisor may recapture all or a portion of this amount no later than October 31, of the years stated below.

	Small Cap Value Fund	Short Duration High Yield Fund
2015	$239,824	$-
2016	229,602	-
2017	465,758	-
2018	329,430	45,779
Total	$1,264,614	$45,779

Chartwell Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2015 (Unaudited)

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended April 30, 2015, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statement of Operations.

Effective October 1, 2014, Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. Prior to October 2014, Cipperman & Co. provided Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended April 30, 2015, are reported on the Statements of Operations.

Note 4 – Federal Income Taxes
At April 30, 2015, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

	Small Cap Value Fund	Short Duration High Yield Fund
Cost of investments	$144,166,343	$19,772,645

Gross unrealized appreciation	$11,985,165	$56,659
Gross unrealized depreciation	(9,862,624)	(201,021)
Net unrealized appreciation (depreciation) on investments	$2,122,541	$(144,362)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of October 31, 2014, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Small Cap Value Fund	Short Duration High Yield Fund
Undistributed ordinary income	$577,144	$3,149
Undistributed long-term capital gains	2,777,370	-
Accumulated earnings	3,354,514	3,149

Accumulated capital and other losses	-	-
Unrealized appreciation (depreciation) on investments	5,410,282	(80,138)
Total accumulated earnings (deficit)	$8,764,796	$(76,989)

Chartwell Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2015 (Unaudited)

The tax character of distributions paid during the fiscal years ended October 31, 2014, and October 31, 2013 were as follows:

	Small Cap Value Fund		Short Duration High Yield Fund
	2014	2013	2014
Distributions paid from:
Ordinary Income	$303,301	$-	$89,428
Net long-term capital gains	233,606	-	-
Total distributions paid	$536,907	$-	$89,428

Note 5 – Redemption Fee
The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended April 30, 2015, the Small Cap Value Fund and Short Duration High Yield Fund received $1,722 and $0, respectively, in redemption fees.

Note 6 – Investment Transactions
For the six months ended April 30, 2015, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
Small Cap Value Fund	$30,249,341	$18,222,401
Short Duration High Yield Fund	8,416,779	3,294,183

Note 7 – Distribution Plan
The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows each Fund to pay distribution fees for the sale and distribution of its Class A shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares. Class I does not pay any distribution fees.

For the six months ended April 30, 2015, distribution fees incurred by each Fund’s Class A shares are disclosed on the Statement of Operations.

Note 8 – Shareholder Servicing Plan
The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of average daily net assets of each Fund’s Class A shares serviced by shareholder servicing agents who provide administrative and support services to their customers. Class I does not pay any shareholder servicing fees.

For the six months ended April 30, 2015, shareholder servicing fees incurred by each Fund’s Class A shares are disclosed on the Statement of Operations.

Note 9 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Chartwell Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2015 (Unaudited)

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2015, in valuing the Funds’ assets carried at fair value:

Small Cap Value Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks[1]	$144,298,338	$-	$-	$144,298,338
Short-Term Investments	1,990,546	-	-	1,990,546
Total Investments	$146,288,884	$-	$-	$146,288,884

Chartwell Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2015 (Unaudited)

Short Duration High Yield Fund	Level 1	Level 2	Level 3*	Total
Investments
Corporate Bonds[2]	$-	$16,343,118	$-	$16,343,118
Short-Term Investments	3,285,165	-	-	3,285,165
Total Investments	$3,285,165	$16,343,118	$-	$19,628,283

[1]	All common stocks held in the Small Cap Value Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
[2]	All corporate bonds held in the Short Duration High Yield Fund are Level 2 securities. For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.
*	The Funds did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Note 11 – Recently Issued Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11 Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The amendments in this ASU require an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statement disclosures.

Note 12 – Events Subsequent to the Fiscal Period End
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Chartwell Funds
EXPENSE EXAMPLES
For the Six Months Ended April 30, 2015 (Unaudited)

Expense Examples
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments on certain classes (Class A only); and redemption fees, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2014 to April 30, 2015.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Small Cap Value Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/14	4/30/15	11/1/14 – 4/30/15
Class A	Actual Performance	$1,000.00	$995.10	$6.94
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.83	7.02
Class I	Actual Performance	1,000.00	995.20	5.19
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.59	5.26

*	Expenses are equal to the Fund’s annualized expense ratio of 1.40% and 1.05% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Chartwell Funds
EXPENSE EXAMPLES - Continued
For the Six Months Ended April 30, 2015 (Unaudited)

Short Duration High Yield Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/14	4/30/15	11/1/14 – 4/30/15
Class A	Actual Performance	$1,000.00	$1,011.60	$2.43
	Hypothetical (5% annual return before expenses)	1,000.00	1,022.38	2.44
Class I	Actual Performance	1,000.00	1,012.40	1.70
	Hypothetical (5% annual return before expenses)	1,000.00	1,023.10	1.71

*	Expenses are equal to the Fund’s annualized expense ratio of 0.49% and 0.34% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Chartwell Small Cap Value Fund
Chartwell Short Duration High Yield Fund
Each a series of Investment Managers Series Trust

Investment Advisor
Chartwell Investment Partners, Inc.
1235 Westlakes Drive, Suite 400
Berwyn, Pennsylvania 19312

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Chartwell Small Cap Value Fund - Class A Shares	CWSVX	461418 378
Chartwell Small Cap Value Fund - Class I Shares	CWSIX	461418 261
Chartwell Short Duration High Yield Fund - Class A Shares	CWFAX	46141P 214
Chartwell Short Duration High Yield Fund - Class I Shares	CWFIX	46141P 198

Privacy Principles of the Chartwell Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Chartwell Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds (toll-free) at (888) 995-5505, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Funds (toll-free) at (888) 995-5505, or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund (toll-free) at (888) 995-5505. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Chartwell Funds
P.O. Box 2175
Milwaukee, WI 53201
(888) 995-5505

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/Maureen Quill
Maureen Quill, President

Date	7/09/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/Maureen Quill
Maureen Quill, President

Date	7/09/2015

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	7/09/2015